[LOGO OMITTED]




                               TANAKA GROWTH FUND
                                 CLASS R SHARES
                                   PROSPECTUS
                              Dated March 30, 2005

                              INVESTMENT OBJECTIVE:
                                Growth of capital










                           230 Park Avenue, Suite 960
                            New York, New York 10169
                            877-4-TANAKA (TOLL FREE)





The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY......................................................3
    Investment Objective.................................................3
    Principal Investment Strategies......................................3
    Principal Investment Risks...........................................3
    The Fund's Past Performance..........................................5
    Costs of Investing in the Fund.......................................6
    Expense Example......................................................7
HOW TO BUY SHARES........................................................7
   Minimum Investments...................................................7
    Initial Purchase.....................................................7
    Purchasing Shares by Mail............................................8
    Purchasing Shares by Wire Transfer...................................8
    Purchases Through Financial Institutions.............................8
    Additional Investments...............................................9
    Distribution Plan....................................................9
    Automatic Investment Plan............................................9
    Tax Sheltered Retirement Plans.......................................9
HOW TO REDEEM SHARES.....................................................10
    Redeeming Shares by Mail.............................................10
    Redeeming Shares by Telephone........................................10
    Redeeming Shares by Wire Transfer....................................11
    Additional Redemption Information....................................11
DETERMINING NET ASSET VALUE..............................................11
    Fair Value Pricing...................................................11
DIVIDENDS, DISTRIBUTIONS & Taxes.........................................12
    Dividends & Distributions............................................12
    Taxes................................................................12
FREQUENT PURCHASES AND REDEMPTIONS.......................................12
MANAGEMENT OF THE FUND...................................................13
GENERAL INFORMATION......................................................14
FINANCIAL HIGHLIGHTS.....................................................15
PRIVACY POLICY...........................................................16
FOR MORE INFORMATION.....................................................17
-------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY



INVESTMENT OBJECTIVE
--------------------

The investment objective of the TANAKA Growth Fund is growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

The Fund invests primarily in common stocks and other equity securities of small, medium and large capitalization companies. The Fund will invest primarily in domestic securities, but it may also invest up to 45% of its net assets, measured at the time of investment, in foreign securities, including multinational and emerging market securities. The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund.

The Fund's investments in equity securities will generally consist of issues which the Fund's investment adviser, Tanaka Capital Management, Inc. (the "Advisor"), believes have capital growth potential due to factors such as:

     o    rapid growth in demand in existing markets;
     o    expansion into new markets;
     o    new product introductions;
     o    reduced competitive pressures;
     o    cost reduction programs;
     o    changes in management; and
     o other fundamental changes which may result in improved earnings growth or increased asset values.

The Advisor relies on research, management meetings and industry contacts to identify:

     o companies with above-average long-term earnings growth potential that could exceed market expectations;
     o industries that are positioned to participate in strong demographic, societal or economic trends; and
     o companies within those industries that have a particular competitive advantage or niche.

The Advisor may sell a security when:

     o    the fundamentals of the company decline;
     o    the security reaches a target price or price-to-earnings ratio; or
     o the Advisor determines to reallocate assets to a security with superior capital growth potential.

While the Fund usually will diversify its investments across a range of industry sectors, certain sectors are likely to be overweighted compared to others, because the Advisor actively seeks the best investment opportunities regardless of sector. For example, the Fund may be overweighted at times in the financial services, technology and/or pharmaceutical/health care sectors. The sectors in which the Fund may be overweighted will vary at different points in an economic cycle. A description of the policies and procedures employed by the Funds with respect to the disclosure of Fund portfolio holdings is available in the Funds' Statement of Additional Information ("SAI"), dated March 30, 2005.

PRINCIPAL INVESTMENT RISKS
--------------------------

The Fund is subject to the following principal investment risks:

MANAGEMENT RISK- The Advisor's growth-oriented investment approach may fail to
---------------
produce the intended results.

SMALLER COMPANY RISK- To the extent the Fund invests in smaller capitalization
--------------------
companies, the Fund will be subject to additional risks. These include:

     o The earnings and prospects of smaller companies are more volatile than larger companies.
     o Smaller companies may experience higher failure rates than do larger companies.
     o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
     o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

SINGLE COMPANY  INVESTMENT RISK- Because the Fund may invest a larger portion of
-------------------------------
its assets in one or more companies than would a more diversified fund, the value of the Fund may disproportionately decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

MARKET RISK-  Overall  stock market risks may also affect the value of the Fund.
-----------
Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

FOREIGN  RISK- To the extent the Fund  invests in foreign  securities,  the Fund
-------------
could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets historically have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

NON-DIVERSIFICATION RISK- As a non-diversified fund, the Fund's portfolio may at
------------------------
times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

SECTOR  RISK- If the Fund's  portfolio  is  overweighted  in a certain  industry
------------
sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent the Fund is overweighted in the financial services sector, the technology sector or the pharmaceutical/health care sector, it will be affected by developments affecting the applicable sector. All three sectors are subject to changing government regulations that may limit profits and restrict services offered. Companies in these sectors also may be significantly affected by intense competition. In addition, the profitability of companies in the financial services industries can be significantly affected by the cost of capital and changes in interest rates, and technology and pharmaceutical/health care products may be subject to rapid obsolescence.

VOLATILITY  RISK- Common stocks tend to be more  volatile than other  investment
----------------
choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

ADDITIONAL  RISK  CONSIDERATIONS-  An  investment  in the Fund is not insured or
--------------------------------
guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?
--------------------------

The Fund may be suitable for:

     o    long-term investors seeking a fund with a growth investment strategy;
     o investors who can tolerate the greater risks associated with common stock investments;
     o investors willing to accept the greater market price fluctuations of smaller companies;
     o investors who can tolerate the increased risks of foreign and emerging market securities; or
     o investors who can tolerate the increased risks and price fluctuations associated with a non-diversified fund.

GENERAL FUND INFORMATION
------------------------

The investment objective of the Fund may be changed by the Board of Directors at any time, without shareholder approval. If the Board changes the Fund's investment objective, shareholders will be given at least thirty (30) days prior written notice before such change takes effect.

From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments or repurchase agreements. If the Fund invests in shares of a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

THE FUND'S PAST PERFORMANCE
---------------------------

The bar chart and table below show the variability of the Fund's Class R share investment returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year-to-year since the Fund's inception. The performance table shows how the Fund's average annual total returns over time compared to those of several broad-based securities market indices. As with all mutual funds, past results (before and after taxes) are not necessarily an indication of future performance.

          Year-by-Year Annual Total Returns for the TANAKA Growth Fund
                  (for calendar years ending on December 31(1))

                                 [CHART OMITTED]

                                 1999 -  57.93%
                                 2000 - -10.40%
                                 2001 - -19.19%
                                 2002 - -37.78%
                                 2003 -  66.71%
                                 2004 -   7.18%


     The Fund's Year-to-Date return through March 31, 2005 was -6.08%.

During the periods shown, the highest return for a quarter was 51.08% (4th quarter, 1999); and the lowest return was -29.23% (2nd quarter, 2002).

Average Annual Total Returns for the Fund's Class R Shares (for periods ending on December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                            Since
PORTFOLIO RETURNS                                                     One Year   Three Years  Five Years  Inception 1
-----------------------------------------------------------------------------------------------------------------------
                                                                       7.18%       3.60%       -4.25%       4.34%
Before-Tax Return
-----------------------------------------------------------------------------------------------------------------------
After-Tax Return on Distributions 2                                    7.18%       3.60%       -4.27%       4.32%
-----------------------------------------------------------------------------------------------------------------------
After-Tax Return on Distributions and Sale of Portfolio Shares 2       4.67%       3.07%       -3.56%       3.74%
-----------------------------------------------------------------------------------------------------------------------
Russell 2000 Index 3                                                  18.33%      11.48%        6.61%       9.35%
(reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------------------------------
Russell 3000 Growth Index 3                                            6.93%       0.26%       -8.87%       -2.81%
(reflects no deduction for fee, expenses or taxes)
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index 3                                                       10.83%       3.56%       -2.31%       1.20%
(reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------------------------------
NASDAQ Composite Index 3                                               9.15%       4.19%      -11.44%       0.43%
(reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------------------------------

     1.   Class R shares commenced investment operations on December 30, 1998.

     2.   After-tax   returns  are  calculated  using  the  historical   highest
          individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R only, and after-tax returns for other classes will vary.

     3. The Indices noted above are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are all widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are normally found in the Fund's portfolio.

COSTS OF INVESTING IN THE FUND
------------------------------

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

-------------------------------------------------------   ----------------------------------------------------------
SHAREHOLDER FEES:                                         ANNUAL FUND OPERATING EXPENSES:
(fees paid directly from your investment)                 (expenses that are deducted from Fund assets)
-------------------------------------------------------   ----------------------------------------------------------
Maximum Sales Charge (Load) Imposed on                    Management Fees 2                                  1.00%
Purchases                                         None    Distribution & Servicing (12b-1) Fees 3            0.25%
Maximum Deferred Sales Charge (Load)              None    Other Expenses 4                                   3.13%
Maximum Sales Charge (Load) Imposed on                    Total Annual Fund Operating Expenses
Reinvested Dividends & Other Distributions        None      (before waivers & reimbursements)                4.38%
Redemption Fees 1                                2.00%    Waivers and/or Reimbursements 5                    2.63%
Exchange Fees                                     None    Total Annual Fund Operating Expenses               1.75%
-------------------------------------------------------   ----------------------------------------------------------

     1. Effective April 7, 2005, the Fund will charge a 2% redemption fee on all shares redeemed within five (5) days of purchase, subject to certain limited exceptions. See the Section of this Prospectus entitled "Frequent Purchases and Redemptions of Fund Shares" for a detailed explanation of the redemption fee. Also, the Custodian may charge a fee (currently $15) on amounts redeemed and sent to you by wire transfer.

     2. Management fees are paid for investment advisory and portfolio management services to the Fund as provided by the Advisor, Tanaka Capital Management, Inc.

     3. The Fund's Board of Directors has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for the Fund's Class R Shares. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

     4. Other Expenses include fees paid to the Fund's transfer agent, administrator, and other service providers during the Funds' fiscal year ended November 30, 2004. Fees shown above reflect gross fees to the Funds prior to any fee waivers or expense reimbursements. See Note 5.

     5. The Advisor has contractually agreed to waive receipt of its fees and/or reimburse certain expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) in order to attempt to maintain the Fund's Total Annual Fund Operating Expenses at a level not to exceed 1.75%. The Advisor's Agreement in this regard expired on March 31, 2005. The Advisor has renewed its contractual agreement to limit Fund expenses in order to attempt to maintain the Fund's Total Annual Fund Operating Expenses at a level not to exceed 2.45% through March 31, 2006. In the event that the Advisor does waive fees and/or reimburse expenses, the Fund has entered into an expense recapture agreement with the Advisor which allows the Advisor to recover such outlays for a period of not greater than three years, but only if such recoveries do not cause the Fund's expense ratio to exceed the agreed to limits. For the Trust's fiscal year ended November 30, 2004, the Advisor waived fees and/or absorbed certain expenses of the Fund to maintain the Fund's expense cap. After waivers and/or reimbursements, The Fund's Total Annual Operating Expense Ratio was 1.75%.

EXPENSE EXAMPLE
---------------

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S NET OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

       1 Year       3 Years       5 Years       10 Years
       ------       -------       -------       --------
        $178         $1,088        $2,009        $4,363

If you did not redeem your shares, your costs would be the same.


                                HOW TO BUY SHARES

MINIMUM  INVESTMENTS-  The minimum  initial  investment in Class R shares of the
--------------------
Fund is $2,000 and minimum subsequent investments are $500. The Fund may waive the minimum under certain circumstances. The Fund formerly offered Class A and Class B shares of the Fund, in addition to Class R shares. The Fund's Board of Directors voted to close both Class A and Class B shares to new investors as of March 26, 2005 and to convert existing Class A and Class B shares to Class R shares as of May 1, 2005. Accordingly, the Fund now offers only no-load shares to the public.

INITIAL  PURCHASE- To help the  government  fight the funding of  terrorism  and
-----------------
money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

PURCHASING  SHARES BY MAIL- To  purchase  shares by mail,  simply  complete  the
--------------------------
Account Application included with this Prospectus, make a check payable to the TANAKA Growth Fund, and mail the form and check to:

via U.S. mail to:

                               TANAKA Growth Fund
                         c/o Unified Fund Services, Inc.
                                  P.O. Box 6110
                           Indianapolis, IN 46206-6110

or by overnight courier service to:

                               TANAKA Growth Fund
                         c/o Unified Fund Services, Inc.
                           431 N. Pennsylvania Street
                             Indianapolis, IN 46204

YOUR CHECK TO PURCHASE FUND SHARES MUST HAVE THE SAME ADDRESS AS THE
APPLICATION.

PURCHASING  SHARES BY WIRE TRANSFER- You may also purchase shares of the Fund by
-----------------------------------
wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at 877-4-TANAKA to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

        Huntington National Bank
        ABA #044000024
        Attn: TANAKA Funds, Inc.:  TANAKA Growth Fund
        Account Name ___________________(write in shareholder name)
        For the Account # ______________(write in shareholder account number) D.D.A. #01892241429

You must also mail a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Application form with Unified Fund Services, Inc. before any of the shares purchased can be redeemed. Either fill out and mail the Account Application form included with this prospectus, or call Unified Fund Services, Inc. and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL  INSTITUTIONS- You may purchase and redeem shares of
-----------------------------------------
the Fund through brokers and other financial institutions that have entered into sales agreements with the Fund's distributor. These institutions may charge a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. These institutions are authorized to designate other intermediaries to receive purchase and redemption requests on the Fund's behalf. The Fund is not responsible for the failure of any institution to promptly forward these requests.

If you purchase shares through a broker-dealer or financial institution, your purchase will be subject to its procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. You should acquaint yourself with the institution's procedures and read this Prospectus in conjunction with any materials and information provided by the institution. If you purchase Fund shares in this manner, you may or may not be the shareholder of record and, subject to your institution's and the Fund's procedures, may have Fund shares transferred into your name. There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.

ADDITIONAL  INVESTMENTS- You may purchase  additional  shares of the Fund at any
-----------------------
time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

     o    your name;
     o    the name of your account(s);
     o    your account number(s); and
     o    a check made payable to the TANAKA Growth Fund.

DISTRIBUTION  PLAN- The Fund has  adopted a plan under  Rule  12b-1 that  allows
------------------
Class R Shares of the Fund to pay distribution and other fees for the sale and distribution of its shares and allows the class to pay for services provided to shareholders. Class R shares are permitted to pay maximum annual 12b-1 fees of 0.25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

AUTOMATIC  INVESTMENT PLAN- You may make regular investments in the Fund with an
--------------------------
Automatic Investment Plan by completing the appropriate section of the account application, obtainable from the transfer agent or your broker-dealer or other financial institution with whom you have an account. Investments may be made monthly or quarterly. You may terminate the automatic investment or change the amount of your monthly purchase at any time by written notification to the transfer agent. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX  SHELTERED  RETIREMENT  PLANS-  Since the Fund is  oriented  to  longer-term
---------------------------------
investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER  PURCHASE  INFORMATION-  The Fund may limit the  amount of  purchases  and
----------------------------
refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer of $15.00 currently is charged to defray custodial changes for wire redemptions. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other financial institution, you may be charged a fee by that institution.

REDEEMING  SHARES BY MAIL- To redeem some or all of your shares by mail,  simply
-------------------------
send a request for redemption to the Fund:

via U.S. mail to:

                               TANAKA Growth Fund
                         c/o Unified Fund Services, Inc.
                                  P.O. Box 6110
                           Indianapolis, IN 46206-6110

or by overnight courier service to:

                               TANAKA Growth Fund
                         c/o Unified Fund Services, Inc.
                           431 N. Pennsylvania Street
                             Indianapolis, IN 46204

Your request for a redemption must include the following information:

     o    the Fund name;
     o    your account number;
     o    the account name(s), exactly as it (they) appear(s) on the account;
     o    the account address; and
     o    the dollar amount or number of shares you wish to redeem.

Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund's transfer agent receives your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered and contain all the information set forth above. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

REDEEMING  SHARES BY  TELEPHONE-  You may redeem any part of your account in the
-------------------------------
Fund by calling the Fund's transfer agent at 877-4-TANAKA. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

REDEEMING  SHARES  BY  WIRE  TRANSFER-  If  you  have  elected  wire  redemption
-------------------------------------
privileges, the Fund will, upon request, transmit the proceeds of any redemption greater than $10,000 by federal funds wire to a bank account designated on your Account Application. Any charge for wire redemptions will be deducted from your Fund account by redemption of shares. If you wish to request bank wire redemptions by telephone, you must also elect telephone redemption privileges. All of the restrictions on telephone redemptions also apply to wire transfer redemptions, along with the disclaimers of liability by the Fund and transfer agent for acting on instructions they believe in good faith to be genuine.

ADDITIONAL  REDEMPTION  INFORMATION- If you are not certain of the  requirements
-----------------------------------
for a redemption, please call the Fund's transfer agent at 877-4-TANAKA. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Directors determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

                           DETERMINING NET ASSET VALUE

The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

FAIR VALUE PRICING
------------------
The Board of Directors has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Fund have adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close. However, the fund may invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be circumstances under which the Fund would hold a security that would need to be fair value priced. Examples of when it would be likely that the Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available. Accordingly, there is always the possibility that the Advisor's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS- The Fund typically distributes substantially all of
---------------------------
its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in additional shares of the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

TAXES-  In  general,  selling  shares  of the Fund and  receiving  distributions
-----
(whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long-term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the Fund is about to make a taxable distribution.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and sales of Fund shares (popularly known as "market timing") can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a Fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's NAV. The Board of Directors is firmly opposed to allowing shareholders of any Fund to engage in these types of practices. Accordingly, the Board of Directors, on behalf of the Fund, has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares. You should be aware that there is the risk that the Fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The Fund may alter its policies at any time without prior notice to shareholders.

Although shareholders who engage in market timing activities can harm the Fund, the Board has noted an important distinction between market timers, who the Board seeks to discourage from using the Fund, and other shareholders. Shareholders who purchase Fund shares and then, for whatever reason, must redeem them are not market timers. Market timers are shareholders who repeatedly purchase and redeem shares in one or more Funds in an attempt to gain short term advantages from their trading activity. These types of shareholders are disruptive to the Fund, and it is these types of shareholders that the Fund seeks to discourage from purchasing Fund shares.

In order to discourage frequent purchasing and redemption of Fund shares, the Board has implemented a 2% redemption fee on most shareholder redemptions of purchases held for less than five (5) days. The only exceptions to this policy are:

     1.   for redemptions of less than $2,500.

     2.   for  IRA  accounts,   qualified   retirement  plan   participants  and
          charitable trusts.

This early redemption fee applies uniformly to all accounts, whether the account is established directly or through a broker dealer. There are no exceptions to this policy other than as noted above. All amounts collected pursuant to the redemption fee shall accrue to the Fund from which the shares were redeemed. The Fund's transfer agent, Unified Fund Services, Inc., is responsible for implementing, monitoring and imposing the redemption fee as required. The Fund's principal underwriter, Unified Financial Securities, Inc., is responsible for informing all brokers and dealers with whom it has entered into selling group agreements on behalf of the Fund that the Fund is imposing the above-described fee, for collecting such fees from the broker/dealers, as appropriate, and for transmitting same to the transfer agent for credit to the Fund.

Additionally, the Fund may take action even if shares are held longer than 5 days, if the trading is deemed by the Advisor to be disruptive for other reasons, such as an unusually large trade size. As stated in the section of the prospectus above discussing purchases of shares, the Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Advisor has been granted the authority to impose restrictions in addition to those that are otherwise stated in this prospectus on purchases or exchanges under conditions where the Advisor has identified a trading pattern by a shareholder that is particularly disruptive, excessive, or extremely short-term in duration.

The Board prohibits the Fund, the Principal Underwriter, the Advisor and any person associated with either, from entering into any arrangement with any person to permit frequent purchases and redemption of Fund shares. The Fund's Chief Compliance Officer is responsible for monitoring the Fund's policies and procedures to discourage frequent purchases and redemptions and prepares periodic reports to the Board concerning the implementation and effectiveness of those policies and procedures.

The Advisor is authorized to suspend the Fund's policies during periods of severe market turbulence or national emergency only. There is no assurance that the Advisor will exercise this authority or that by exercising this authority the Fund will be protected from the risks associated with frequent trading. The actions of the Advisor are periodically reviewed with the Board of Directors.

                             MANAGEMENT OF THE FUND

Tanaka Capital Management, Inc., 230 Park Avenue, Suite 960, New York, New York 10169, serves as investment adviser to the Fund (the "Advisor"). Tanaka Capital Management, Inc. has been providing portfolio management services since its founding, in 1986, by Graham Y. Tanaka. As of January 31, 2005, in addition to the assets of the Fund, the Advisor and its affiliates managed other assets of approximately $142 million.

Graham Y. Tanaka has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception in December 1998. Mr. Tanaka has approximately 17 years of experience managing a mutual fund portfolio, and has approximately 24 years of experience managing investment portfolios for private clients. From 1973 until 1978, Mr. Tanaka was a research analyst at Morgan
Guaranty Trust. He then worked at Fiduciary Trust Company of New York as Vice President from 1978-1980. Prior to launching Tanaka Capital, Mr. Tanaka served as Chairman at Milbank Tanaka & Associates from 1980 to 1986. He is a member of The Electronic Analyst Group. Mr. Tanaka currently serves on the board of TransAct Technologies, Inc. He is a 1971 graduate of Brown University (A.B., Sc.B.), a 1973 graduate of Stanford University (MBA) and a Chartered Financial Analyst (CFA). Mr. Tanaka is the author of "Digital Deflation: The Productivity Revolution And How It Will Ignite The Economy" (McGraw-Hill Companies, 2004).

For the fiscal year ended November 30, 2004, the Fund paid the Advisor a fee equal to 1.00% of its average daily net assets. The Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Additional information regarding the Advisor, the number and types of clients managed by the Advisor, and a discussion of the methods by which Advisor's investment personnel are compensated may be found in the Fund's Statement of Additional Information, dated March 30, 2005.

                               GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports, other communications to investors, or advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to one or more appropriate indices.

According to the law of Maryland under which the Fund is organized, and the Fund's Articles of Incorporation and by-laws, the Fund is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Fund will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Fund will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

The Board of Directors of the Fund has approved a Code of Ethics (the "Code") for the Fund and Advisor. The Fund's Principal Underwriter has also adopted a Code of Ethics which governs its activities as an Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Codes. The Fund has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                              FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information for the fiscal year ended November 30, 2004 has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, are included in the Fund's annual report dated November 30, 2004, which is available upon request. Information for fiscal years ended November 30, 2000, 2001, 2002 and 2003 has been audited by McCurdy & Associates CPA's, Inc.


                                                                 RESULTS FOR FISCAL YEARS ENDED NOVEMBER 30,
                                                 -----------------------------------------------------------------------------
                                                    2004           2003             2002              2001            2000
                                                 -----------    -----------      ------------      -----------      ----------

Net asset value, beginning of period                $ 11.71         $ 8.04            $10.89          $ 14.38          $13.05
                                                 -----------    -----------      ------------      -----------      ----------
Income from investment operations
Net investment (loss)                                 (0.19)        (0.14)  (a)       (0.15)  (a)      (0.18)  (a)      (0.24) (a)
  Net realized and unrealized gain/(loss)              0.77           3.81            (2.70)           (3.23)            1.57
                                                 -----------    -----------      ------------      -----------      ----------
Total from investment operations                       0.58           3.67            (2.85)           (3.41)            1.33
                                                 -----------    -----------      ------------      -----------      ----------
Less distributions to shareholders:
  From net realized gain                                -              -                 -             (0.08)              -
                                                 -----------    -----------      ------------      -----------      ----------
Total distributions                                     -               -                -             (0.08)              -
                                                 -----------    -----------      ------------      -----------      ----------
Net asset value, end of period                      $ 12.29        $ 11.71            $ 8.04          $ 10.89        $  14.38
                                                 ===========    ===========      ============      ===========      ==========
TOTAL RETURN                                          4.95%         45.65%           -26.08%          -23.83%          10.19%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                    $ 4,021        $ 3,914            $2,657          $ 3,524         $ 3,602
Ratio of expenses to average net assets               1.75%          1.75%             1.75%            1.75%           1.75%
Ratio of expenses to average net assets
   before waiver & reimbursement                      4.38%          5.26%             5.53%            4.81%           6.20%
Ratio of net investment income (loss) to
   average net assets                               (1.53)%        (1.56)%           (1.60)%          (1.52)%         (1.37)%
Ratio of net investment income (loss) to average
   net assets before waiver & reimbursement         (4.16)%        (5.07)%           (5.37)%          (4.58)%         (5.81)%
Portfolio turnover rate                              18.49%         12.62%            20.57%           24.24%          21.86%

(a) Net investment income/(Loss) per share was based on average shares outstanding throughout the year.


                                 PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into (made legally a part of) this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

Call the Fund at 877-4-TANAKA to request free copies of the Fund's current SAI, dated March 30, 2005, the Fund's audited annual report, dated November 30, 2004, and semi-annual report, dated May 31, 2004, or to request other information about the Fund and to make shareholder inquiries.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.















Investment Company Act #811-9096

                               TANAKA FUNDS, INC.

                               TANAKA GROWTH FUND
                           230 Park Avenue, Suite 960
                            New York, New York 10169

                            877-4-TANAKA (Toll Free)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 30, 2005

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to supplement and should be read in conjunction with the TANAKA Growth Fund's Prospectus for Class R shares dated March 30, 2005 (the "Prospectus"). This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended November 30, 2004 (the "Annual Report"). A free copy of either the Prospectus or the Annual Report can be obtained by writing the TANAKA Funds, Inc., P.O. Box 6110, Indianapolis, Indiana 46204 or by calling 877-4-TANAKA. A copy of your requested document(s) will be mailed to you not later than three calendar days after receipt of your request.

     -------------------------------------------------------------------
                           TABLE OF CONTENTS                       PAGE
     -------------------------------------------------------------------
     Additional Information of Investment Techniques................2
     -------------------------------------------------------------------
     Investment Restrictions........................................5
     -------------------------------------------------------------------
     Dividends and Distributions....................................6
     -------------------------------------------------------------------
     Portfolio Transactions and Brokerage...........................6
     -------------------------------------------------------------------
     Disclosure of Portfolio Holdings...............................7
     -------------------------------------------------------------------
     Portfolio Turnover.............................................7
     -------------------------------------------------------------------
     Net Asset Value................................................8
     -------------------------------------------------------------------
     Directors and Officers.........................................8
     -------------------------------------------------------------------
     Investment Adviser.............................................11
     -------------------------------------------------------------------
     Fund Services..................................................12
     -------------------------------------------------------------------
     Custodian......................................................12
     -------------------------------------------------------------------
     Accountants....................................................13
     -------------------------------------------------------------------
     Distribution...................................................13
     -------------------------------------------------------------------
     Expenses of the Fund...........................................14
     -------------------------------------------------------------------
     Special Shareholder Services...................................14
     -------------------------------------------------------------------
     General Information and History................................15
     -------------------------------------------------------------------
     Additional TaxInformation......................................16
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     Performance Calculations.......................................16
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     Proxy Voting Policies and Procedures...........................18
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     Financial Statements...........................................19
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TANAKA  Funds,  Inc.  (the  "Company"),  is an open-end,  management  investment company, commonly known as a "mutual fund," and was organized on November 5, 1997 as a Maryland corporation. The TANAKA Growth Fund (the "Fund"), the sole series of the Company, is a non-diversified series organized on November 5, 1997. The Fund commenced investment operations on December 30, 1998. Terms used in this SAI have the same meanings as defined in the Prospectus, unless otherwise noted.

                 ADDITIONAL INFORMATION ON INVESTMENT TECHNIQUES

The investment policies of the Fund are described in the Fund's Prospectus. The following discussion supplements the information in the Fund's Prospectus with respect to the types of securities in which the Fund may invest and the investment techniques it may use in pursuit of its investment objective.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities that are bonds, notes, debentures, preferred stocks and other securities, which are convertible into common stocks that the Advisor deems suitable. Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although, to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments that provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

FOREIGN SECURITIES

The Fund generally invests primarily in the securities of companies domiciled in the United States, although the Fund may also invest up to 45% of its net assets, measured at the time of investment, in securities of foreign issuers which meet the same criteria for investment as domestic companies. Such investments may be made directly in such issuers or indirectly through American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") or open and closed-end investment companies. It is possible that some material information about unsponsored ADRs and ADSs will not be available.

Most foreign stock markets are not as large or liquid as in the United States, fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. Investors should recognize that foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets. Typically, there is less publicly available information about a foreign company than about a U.S. company, and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Because investments in foreign securities will usually involve currencies of foreign countries, and because the Fund may hold foreign currencies, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. In the event of expropriation by a country, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets historically have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The Fund may invest in shares of open-and closed-end investment companies that acquire equity securities of issuers in emerging markets countries. By investing in shares of such investment companies, the Fund would indirectly pay a portion of the operating expenses, management expenses, and brokerage costs of such companies, as well as those of the Fund. Federal securities laws impose limits on such investments with which the Fund will comply, and may affect the ability of the Fund to acquire or dispose of such shares.

WARRANTS

The Fund may invest up to 5% of its net assets, measured at the time of investment, in warrants or rights. A warrant is a long-term option issued by a corporation that generally gives the investor the right to buy a specified number of shares of the underlying common stock of the issuer at a specified exercise price at any time on or before an expiration date. Rights are similar to warrants, but normally have shorter durations. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless. The Fund will make such investments only if the underlying equity securities are deemed appropriate by the Advisor for inclusion in the Fund's portfolio.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements (which enables the Fund to employ its assets pending investment) during short periods of time. Ordinarily, these agreements permit the Fund to maintain liquidity and earn higher rates of return than would normally be available from other short-term money-market instruments.

Under a repurchase agreement, the Fund buys an instrument and obtains a simultaneous commitment from the seller to repurchase the investment at a specified time and at an agreed upon yield to the Fund. The seller is required to pledge cash and/or collateral which is equal to at least 100% of the value of the commitment to repurchase. The collateral is held by the Fund's custodian. The Fund will enter into only repurchase agreements involving U.S. government securities in which the Fund may otherwise invest.

The term "U.S. government securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States government, and by various instrumentalities which have been established or sponsored by the United States government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

The Fund will always seek to perfect its security interest in the collateral. If the seller of a repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines. The Advisor monitors the value of the collateral to ensure that its value equals or exceeds the repurchase price and also monitors the financial condition of the issuer of the repurchase agreement. If the seller defaults, the Fund may incur disposition costs in connection with liquidating the collateral of that seller. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited.

ILLIQUID OR RESTRICTED SECURITIES

The Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. The Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Fund or less than their fair value and in some instances, it may be difficult to locate any purchaser. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Securities which are freely tradable under Rule 144A may be treated as liquid if the Board of Directors of the Company is satisfied that there is sufficient trading activity and reliable price information. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund's portfolio to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such 144A securities.

                                       4
                             INVESTMENT RESTRICTIONS

The policies set forth below are fundamental policies of the Fund and may not be changed without the prior approval of a "majority" of the outstanding voting securities of the Fund. As used in this SAI, a "majority of the outstanding voting securities of the Fund" means the lesser of (1) 67% or more of the voting securities present at a shareholders meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy at such meeting; or (2) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, the Fund may not:

     1. borrow money, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), and as interpreted or modified by a regulatory authority having jurisdiction, from time to time;

     2. concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time;

     3. act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     4. make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

     5. issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time; provided that the segregation of assets or other collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction, and obligations for which the Fund segregates assets in accordance with securities regulatory requirements will not be deemed to be senior securities;

     6. purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate, or mortgages, and
          (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or

     7. purchase or sell physical commodities or contracts relating to physical commodities.

The Fund has voluntarily adopted certain policies and restrictions, which are observed in the conduct of its affairs. These represent intentions of the Board of Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Board of Directors without prior notice to or approval of shareholders. The following policies are non-fundamental policies and may be changed without shareholder approval. The Fund currently may not:

     (a)  purchase or sell futures contracts or options thereon;

     (b)  make short sales;

     (c) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (d) purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions;

     (e) invest more than 15% of its net assets in securities which are illiquid or not readily marketable; and

     (f)  write put or call options.

If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.


                           DIVIDENDS AND DISTRIBUTIONS

As described in the Prospectus, it is the policy of the Fund to distribute substantially all of its net investment income and net realized capital gains, if any, shortly after the close of the fiscal year (November 30th).

All dividend and capital gains distributions, if any, will be reinvested in full and fractional shares based on net asset value as determined on the ex-dividend date for such distributions. Shareholders may, however, elect to receive all such payments, or the dividend or distribution portion thereof, in cash, by sending written notice to this effect to the transfer agent. This written notice will be effective as to any subsequent payment if received by the transfer agent prior to the record date used for determining the shareholders' entitlement to such payment. Such an election will remain in effect unless or until the transfer agent is notified by the shareholder in writing to the contrary.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Fund's board of Directors, decisions to buy and sell securities for the Fund and negotiation of their brokerage commission rates are made by the Advisor. Transactions on U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. In the case of securities traded in the over-the-counter market, there may be no stated commission. However, where no commission is stated, the price paid by the Fund will usually include an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees. Pursuant to federal regulations, the Advisor may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. For the fiscal years ended November 30, 2002, 2003 and 2004, the Fund paid brokerage commissions of $9,809, $3,872 and $10,985, respectively.

In selecting a broker to execute each particular transaction, the Advisor takes the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. For example, the Advisor will consider the research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund or the Advisor's other clients. Such research and investment services include statistical and economic data and research reports on particular companies and industries as well as research software. Subject to such policies and procedures as the Directors may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Advisor an amount of commission for effecting a portfolio investment transaction in excess of the amount another broker would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Advisor's ongoing responsibilities with respect to the Fund. Due to research services provided by brokers, the TANAKA Growth Fund directed to brokers $347,876 of brokerage transactions (on which commissions were $2,181) during the fiscal year ended November 30, 2004.

Research and investment information is provided by these and other brokers at no cost to the Advisor and is available for the benefit of other accounts advised by the Advisor and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Advisor's expenses, it is not possible to estimate its value and in the opinion of the Advisor it does not reduce the Advisor's expenses in a determinable amount. The extent to which the Advisor makes use of statistical, research and other services furnished by brokers is considered by the Advisor in the allocation of brokerage business but there is no formula by which such business is allocated. The Advisor does so in accordance with its judgment of the best interests of the Fund and its shareholders.

The Company and the Advisor have adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

The following discussion sets forth the Fund's policies and procedures with respect to the disclosure of Fund portfolio holdings.

The Trust has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund's portfolio on a real time basis. For example, the Fund's fund accounting agent is responsible for maintaining the accounting records of the Fund, which includes maintaining a current portfolio on behalf of the Fund. The Fund also undergoes an annual audit which requires the Fund's independent auditor to review the Fund's portfolio. In addition to the fund accounting agent, the Fund's custodian also maintains an up-to-date list of the Fund's holdings. The Fund's Chief Compliance Officer must also have access to the Fund's portfolio in order to verify compliance with the Federal Securities laws. Each of these parties is contractually and/or ethically prohibited from sharing the Fund's portfolio with any third party unless specifically authorized by the Fund's President, Secretary or Treasurer.

Fund Service Providers - Fund Accounting Agent, Independent Auditor, Compliance Consulting Firm, Proxy Service and Custodian- The Trust has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund's portfolio on a real time basis. For example, the Fund's fund accounting agent is responsible for maintaining the accounting records of the Fund, which includes maintaining a current portfolio on behalf of the Fund. The Fund also undergoes an annual audit which requires the Fund's independent auditor to review the Fund's portfolio. In addition to the fund accounting agent, the Fund's custodian also maintains an up-to-date list of the Fund's holdings. The Fund's Chief Compliance Officer must also have access to the Fund's portfolio in order to verify compliance with the Federal Securities laws. The Fund's Proxy Service maintains a current portfolio to ensure that the Fund is receiving and voting all proxies. Each of these parties is contractually and/or ethically prohibited from sharing the Fund's portfolio with any third party unless specifically authorized by the Fund's President, Secretary or Treasurer.

The Board of Directors monitors the services provided by each of the listed service providers to ensure each is complying the contractual terms or expectation of the arrangement. If the Board is unsatisfied with any of these service providers the Board may terminate them accordingly. Each of the entities discussed above has adopted a code of ethics which requires that any person associated with such entity (1) maintains the confidentiality of all Fund information obtained by such person, and (2) does not use such person's knowledge of Fund activities for their own personal benefit. The Fund relies on the compliance departments of each entity to enforce its code.

Rating and  Ranking  Organizations-The  Fund may from time to time  provide  its entire portfolio holdings of the Fund to various rating and ranking organizations, such as Morningstar, Inc., Lipper, Inc., Standard & Poor's Ratings Group, Bloomberg L.P., and Thomson Financial Research.

The Fund's management has determined that these groups provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. You should be aware that the Fund does not pay them or receive any compensation from them for providing this information.

Disclosure to Other Parties- the Fund is required under law to file a listing of the portfolio holdings of the Fund with the Securities and Exchange Commission on a quarterly basis. The Fund prohibits the disclosure of portfolio information to any third party other than those described above until and unless such information has been filed with the Commission or posted to the Fund's web site. No sooner than twenty days after the end of each month, the Fund will make available a complete schedule of its portfolio holdings as of the last day of the month. Currently, the Fund does disclose portfolio holdings to some brokerage firms and/or financial advisers that the Fund has an existing relationship with or is hoping to initiate a new relationship with. The Fund may disclose its portfolio holdings to other parties upon request. Such disclosures are made only on the condition that the information be kept confidential.

Review- The Board reviews these policies not less than annually and receives periodic attestations from affiliated persons that these policies are being adhered to. The Fund's President, Secretary and Treasurer are authorized, subject to Board review, to make exceptions to the above-described policies.

                               PORTFOLIO TURNOVER

Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in the Advisor's opinion, to meet the Fund's objective. The Advisor attempts to maintain portfolio turnover rates of less than 100% each year. For the Fund's fiscal years ended November 30 of 2002, 2003 and 2004, the Fund's portfolio turnover rates were 20.57%, 12.62% and 18.49%, respectively.


                                 NET ASSET VALUE

The Fund's net asset value ("NAV") per share is normally calculated daily from Monday through Friday on each business day during which the New York Stock Exchange (the "Exchange") is open. The Exchange is currently closed on weekends and on the following holidays: New Year's Day Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.

The Board of Directors has determined that the Fund's NAV be calculated as of the close of trading of the Exchange (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. The Fund may compute its NAV per share more frequently if necessary to protect shareholders' interests.

NAV per share is determined by dividing the total value of the Fund's securities and other assets, less liabilities (including proper accruals of taxes and other expenses), by the total number of shares then outstanding, and rounding the result to the nearer cent.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Following the calculation of security values in terms of the currency in which the market quotation used is expressed ("local currency"), the pricing agent shall, prior to the next determination of the NAV of the Fund's shares, calculate these values in terms of U.S. dollars on the basis of the conversion of the local currencies (if other than U.S. dollars) into U.S. dollars at the rates of exchange prevailing at the valuation time as determined by the pricing agent.

                             DIRECTORS AND OFFICERS

The Board of Directors supervises the business activities of the Company. The Board of Directors approves all significant agreements between the Fund and the persons or companies furnishing services to it, including the Fund's agreements with the Advisor, administrator, fund accountant, transfer agent and custodian. The management of the Fund's day-to-day operations is delegated to its officers, the Advisor and the administrator, subject always to the investment objective and policies of the Fund and to general supervision by the Board of Directors. Each Director serves as a director until the next annual meeting of shareholders or until his successor is duly elected. Since the Fund does not call shareholder meetings unless required under the 1940 Act, each Directors serves an indefinite term. The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 230 Park Avenue, Suite 960, New York, New York 10169.

The following table provides information regarding each Director who is not an "interested person" of the Company, as defined in the 1940 Act.

----------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH  POSITION(S) HELD WITH THE FUND     TERM OF OFFICE & LENGTH OF TIME SERVED     NUMBER OF PORTFOLIOS
                                                                                                   OVERSEEN BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
David M. Fox              Independent Director                       Indefinite                             1

1948                                                                  Since 1997
----------------------------------------------------------------------------------------------------------------------------
                                    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS                  OTHER DIRECTORSHIPS HELD
                                                                                                        BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
                   President and CEO of David Fox & Associates, a television
                   programming sales None firm, since 2001. President and CEO of
                   myTVshop.com, Inc., an internet company, from 1999 to 2001.
                   President and CEO of Unapix Entertainment, a television and film sales firm, from 1992 to 1999.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH   POSITION(S) HELD WITH THE FUND    TERM OF OFFICE & LENGTH OF TIME SERVED     NUMBER OF PORTFOLIOS
                                                                                                   OVERSEEN BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Thomas R. Schwartz         Independent Director                      Indefinite                             1

1936                                                                  Since 1997
----------------------------------------------------------------------------------------------------------------------------
                                     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS                 OTHER DIRECTORSHIPS HELD
                                                                                                        BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
                     Retired; President and COO of Dunkin Donuts Inc., 1966-1989; CEO of        TransAct Technologies, Inc.
                     Grossmans Inc., 1989-1994.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH   POSITION(S) HELD WITH THE FUND    TERM OF OFFICE & LENGTH OF TIME SERVED     NUMBER OF PORTFOLIOS
                                                                                                   OVERSEEN BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Scott D. Stooker           Independent Director                      Indefinite                             1

1954                                                                  Since 1997
----------------------------------------------------------------------------------------------------------------------------
                                     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS                 OTHER DIRECTORSHIPS HELD
                                                                                                        BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
                     President of Scott Stooker, Inc., a marketing consulting firm, since                  None
                     1990.  President of 1st Team Communications, an advertising firm, from
                     1990 to January 2004.
----------------------------------------------------------------------------------------------------------------------------

The following table provides information regarding each Director who is an "interested person" of the Company, as defined in the 1940 Act, and each officer of the Company.

----------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH   POSITION(S) HELD WITH THE FUND    TERM OF OFFICE & LENGTH OF TIME SERVED     NUMBER OF PORTFOLIOS
                                                                                                   OVERSEEN BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Graham Y. Tanaka*         Director, Chairman, CEO      Indefinite term as Director. Annual Term              1

1948                           and President                  as an officer. Since 1997
----------------------------------------------------------------------------------------------------------------------------
                                     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS                 OTHER DIRECTORSHIPS HELD
                                                                                                        BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
                     President of Tanaka Capital Management, Inc., investment adviser to the    TransAct Technologies, Inc.
                     Fund, since 1986.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH   POSITION(S) HELD WITH THE FUND    TERM OF OFFICE & LENGTH OF TIME SERVED     NUMBER OF PORTFOLIOS
                                                                                                   OVERSEEN BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Victoria A. McCann               Secretary                           Annual Term                           NA

1967                                                                  Since 2001
----------------------------------------------------------------------------------------------------------------------------
                                     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS                 OTHER DIRECTORSHIPS HELD
                                                                                                        BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
                     Chief Operating Officer of Tanaka Capital Management, Inc. since 2003.                None
                     Head Trader/Operations Manager at Tanaka Capital from 1991 to 2003.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH   POSITION(S) HELD WITH THE FUND    TERM OF OFFICE & LENGTH OF TIME SERVED     NUMBER OF PORTFOLIOS
                                                                                                   OVERSEEN BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Dmitriy Perelstein          Treasurer, CFO and                       Annual Term                           NA

1980                     Chief Compliance Officer                     Since 2003
----------------------------------------------------------------------------------------------------------------------------
                                     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS                 OTHER DIRECTORSHIPS HELD
                                                                                                        BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
                     Financial Analyst at Tanaka Capital Management, Inc. since 2003.                      None
                     Financial Analyst for Mercer Investment Consulting from 2000 to 2003.
----------------------------------------------------------------------------------------------------------------------------

     * Mr. Tanaka is considered and "interested person," as defined in the 1940 Act, of the Fund because of his affiliation with Tanaka Capital Management, Inc., the Advisor.

The Directors and Officers of the Fund received no remuneration or other compensation from the Fund for their services to the Fund as Directors during the Fund's fiscal year ended November 30, 2004. No fees will be paid to Directors until such time as they determine the Fund has sufficient assets.

The following table provides information regarding shares of the Fund owned or controlled by each Director as of December 31, 2004:

 ----------------------------------------------------------------------------
 DIRECTOR                    DOLLAR RANGE OF FUND SHARES HELD BY DIRECTOR
 ----------------------------------------------------------------------------
 David M. Fox                $1 to $10,000
 ----------------------------------------------------------------------------
 Thomas R. Schwartz          $10,001 to $50,000
 ----------------------------------------------------------------------------
 Scott D. Stooker            $50,001 to $100,000
 ----------------------------------------------------------------------------
 Graham Y. Tanaka            Over $100,000
 ----------------------------------------------------------------------------

AUDIT COMMITTEE
---------------

The Board of Directors has formed an Audit Committee to oversee the financial reporting of the Fund, nominate independent auditors to conduct audits of the Fund's financial statements, and perform other related duties. The Audit Committee has adopted a charter to govern such activities. The members of the Audit Committee are: David M. Fox, Thomas R. Schwartz and Scott D. Stooker. The Audit Committee met four times during the fiscal year ended November 30, 2004.

                               INVESTMENT ADVISOR

Tanaka Capital Management, Inc. (the "Advisor"), 230 Park Avenue, Suite 960, New York, New York 10169, manages the investment of the assets of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Graham Y. Tanaka may be deemed to be a controlling person of the Advisor due to his ownership of the shares of the Advisor. The Advisory Agreement dated December 14, 1998 may be renewed annually only so long as such renewal and continuance is specifically approved by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, provided the continuance is also approved by a majority of the Directors who are not "interested persons" of the Company or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on 60 days' notice by the Company's Board of Directors or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisory Agreement was last renewed on December 3, 2004. In considering whether to renew the Advisory Agreement, the Board discussed with counsel the factors to be considered in fulfilling their fiduciary duties in this area. The Board also reviewed a memorandum from the Advisor discussing the personnel, financial conditions and other relevant issues regarding the Advisor. The Board considered the Advisor's financial condition in light of the fact that the Advisor continues to waive and/or reimburse certain fees and expenses to the extent necessary to maintain total annual operating expenses below agreed upon levels. The Board then reviewed the Advisor's Form ADV and additional materials provided by the Advisor. Next, the Board discussed the performance report included in the Board materials which compared the Fund's performance to various funds in its peer group, and which also compared Fund expenses to the expenses of several other Funds with similar investment objectives. Finally, the Board reviewed the brokerage report and soft dollar report, all of which had been provided to the Board previously, and discussed the benefits received by the Adviser as a result of those arrangements. The independent Directors had met separately with counsel. After considering all of the above described information, the Directors, after full and complete discussion, agreed that the Advisor had provided competent and workmanlike services to the Fund during the previous year, that the performance of the Fund in aggregate and in relation to its peers was acceptable under all facts and circumstances, that the fees paid to the Advisor were reasonable, especially in light of the fact that the Advisor was subsidizing the activities of the Fund, that no significant ancillary benefits were accruing to the Advisor as a result of its relationship with the Fund, and that because of the Fund's small size, it was premature to consider economies of scale that might accrue to the Advisor as a result of its relationship to the Fund. Accordingly, the Board, including the separate vote of the independent Directors, renewed the Investment Advisory Agreement for an additional year.

The Advisor is paid a fee to be accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund. All expenses not specifically assumed by the Advisor are assumed by the Fund. For the fiscal years ended November 30, 2002, 2003 and 2004, the Fund paid advisory fees of $42,356, $42,829 and $59,068, respectively.

Effective April 1, 2004 through March 31, 2005, the Advisor contractually agreed to waive all or a portion of its management fees and/or reimburse the Fund for the expenses it incurs during that period, but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs (such as (a) interest and (b) dividends on securities sold short); taxes; and extraordinary expenses) at: 1.75% of the average daily net assets of the Class R shares during that period. Effective April 1, 2005 through March 31, 2006, the Advisor contractually agreed to waive all or a portion of its management fees and/or reimburse the Fund for the expenses it incurs during that period, but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs (such as (a) interest and (b) dividends on securities sold short); taxes; and extraordinary expenses) at:
2.45% of the average daily net assets of the Class R shares during that period.

The Fund has agreed that any operating expenses of the Fund reimbursed by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the fiscal year ending November 30, 2005, if the total annual operating expenses of the Fund (excluding brokerage costs; borrowing costs (such as (a) interest and (b) dividends on securities sold short); taxes; and extraordinary expenses) for each such year or years, after giving effect to the repayment, do not exceed 1.75% of the average daily net assets of the Class R shares (or any expense limitation or limitations to which the Fund and Advisor may otherwise agree).

DISCLOSURE OF OTHER  ACCOUNTS  MANAGED BY THE ADVISOR
-----------------------------------------------------
The following table sets forth information concerning the types of accounts managed by the Advisor, including the Fund. It also includes information on accounts for which the Advisor's compensation is based, in whole or in part, on account performance.

--------------------------------------------------------------------------------------------------------------------------------
Portfolio      Types of Accounts Managed by Named Portfolio           Accounts for which the Advisor's compensation is based,
Manager Named  Manager(s)                                             in whole or in part, on account performance.
in Prospectus
--------------------------------------------------------------------------------------------------------------------------------
               Registered          Other Pooled      Other Accounts   Registered        Other Pooled       Other Accounts
               Investment          Investment                         Investment        Investment
               Companies           Vehicles                           Companies         Vehicles
--------------------------------------------------------------------------------------------------------------------------------
               No. of      Total   No. of    Total    No. of  Total   No. of    Total     No. of   Total   No. of      Total
               Accts.      Assets   Accts.   Assets   Accts.  Assets  Accts.    Assets    Accts.   Assets  Accts.      Assets
                           (mil)             (mil)            (mil)             (mil)              (mil)               (mil)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Graham Y.          1        6.1       0        0        68     137.1     0        0        0         0         1        2.0
Tanaka
--------------------------------------------------------------------------------------------------------------------------------


                                  FUND SERVICES

Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts s the Fund's transfer agent. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.30 per shareholder (subject to a minimum monthly fee of $1,250) for these transfer agency services. For the fiscal years ended November 30, 2002, 2003 and 2004, Unified received $46,643, $51,455 and $51,467 respectively, from the Fund for these transfer agent services.

In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.050% of the Fund's assets up to $100 million, 0.040% of the Fund's assets from $100 million to $300 million, and 0.030% of the Fund's assets over $300 million (subject to a minimum fee of $21,000 per year). For the fiscal years ended November 30, 2002, 2003 and 2004, Unified received $24,767, $27,000 and $27,066 respectively, from the Fund for these accounting services.

Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended November 30, 2002, 2003 and 2004, Unified received $28,489, $30,001 and $30,012 respectively from the Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date).

                                    CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The Custodian collects income when due and holds all of the Fund's portfolio securities and cash. The Custodian is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the Fund outside the United States.


                                   ACCOUNTANTS

The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending November 30, 2005. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


                                  DISTRIBUTION

DISTRIBUTOR

Unified Financial Securities, Inc. (the "Underwriter"), 431 N. Pennsylvania Street, Indianapolis, IN 46204, acts as the principal underwriter of the Funds' shares pursuant to a written agreement with the Trust ("Distribution Agreement") The Underwriter is a wholly-owned subsidiary company of the Transfer Agent.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party. Pursuant to the Distribution Agreement, the Underwriter facilitates the registration of the Funds' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Funds, the Underwriter is not paid an annual fee. Its services are provided as part of the overall package of services provided by the Transfer Agent. The Underwriter may retain certain underwriting concessions from the sale of Fund shares. Each Fund bears its pro rata share of such expenses.

The Underwriter offers shares of the Funds only upon orders received therefore. The Trust continuously offers shares of each Fund.

For the fiscal year ended November 30, 2004, the Underwriter received the following compensation for its services to the Fund.

-------------------------------------------------------------------------------------------------------------------------
Name of Underwriter      Net Underwriting Discounts      Compensation on          Brokerage        Other Compensation
                         and Commission                  Redemptions and          Commissions
                                                         Purchases
-------------------------------------------------------------------------------------------------------------------------
Unified Financial                $0.00                        $0.00                 $0.00                $0.00
Securities, Inc.
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLANS

The Company has adopted, in accordance with Rule 12b-1 under the 1940 Act, a Rule 12b-1 distribution and/or service plans pertaining to the Fund's Class R shares (the "Plan"). In adopting the Plan, a majority of the Independent Directors have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Directors of the Company believe that the Plan should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

Under the Plan, payments may be made by the Fund for the purpose of financing any activity primarily intended to result in the sales of Class R shares of the Fund as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity on behalf of the Class R shares is one which the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Class R Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred on behalf of the Class R shares.

Among other things, the Plan provides that (1) the distributor or the Advisor, as the case may be, will submit to the Board at least quarterly, and the Directors will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Directors, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding Class R shares; and (4) while the Plan is in effect, the selection and nomination of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund shall be committed to the discretion of the Directors who are not "interested persons" of the Company.

A report of the amount expended pursuant to the Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

During the fiscal year ended November 30, 2004, the Fund paid the distributor $10,207 for Class R shares under the Distribution Plan.

The Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Directors, including majority of the Independent Directors, cast in person at a meeting called for the purpose of considering such amendment provided that approval of the shareholders of the applicable class is required for any amendment to increase materially the costs which a class may bear for distribution pursuant to the Plan. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Directors, or by vote of a majority of the outstanding voting securities of the Class R shares.


                              EXPENSES OF THE FUND

The Fund will pay its expenses not assumed by the Advisor, including, but not limited to, the following: distribution expenses; fund accounting expenses; custodian fees and expenses; stock transfer and dividend disbursing fees and expenses; taxes; expenses of the issuance and redemption of Fund shares (including registration and qualification fees and expenses); legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund.

The allocation of the general expenses of the Company among the Fund and any other series of the Company that may be created in the future will be made on a basis that the Company's Board of Directors deems fair and equitable, which may be based on the relative net assets of the series of the Company or the nature of the services performed and relative applicability to each series of the Company.


                          SPECIAL SHAREHOLDER SERVICES

As  described  briefly  in  the  Prospectus,   the  Fund  offers  the  following
shareholder services:

Regular Account: The regular account allows for voluntary investments to be made at any time and is available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others. Investors are free to make additions and withdrawals to or from their regular account as often as they wish. Simply use the Account Application provided with the Prospectus to open your regular account.

Telephone Transactions: You may redeem shares by telephone if you request this service at the time you complete the initial Account Application. If you do not elect this service at that time, you may do so at a later date by putting your request in writing to the transfer agent and having your signature guaranteed.

The Fund and the transfer agent employ reasonable procedures designed to confirm the authenticity of your instructions communicated by telephone and, if the Fund or transfer agent does not, they may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing a telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund or transfer agent believes to be genuine. When you request a telephone redemption, or exchange, if available, you will be asked to respond to certain questions designed to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

Automatic Investment Plan: Shareholders may also purchase additional Fund shares at regular, pre-selected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a U.S. banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from the transfer agent. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the transfer agent.


                         GENERAL INFORMATION AND HISTORY

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it has currently allocated 150,000,000 shares to the Fund. The Board of Directors can allocate the remaining authorized but unissued shares to the Fund, or may create additional series or classes and allocate shares to such series or classes. Each series is required to have a suitable investment objective, policies and restrictions, to maintain a separate portfolio of securities suitable to its purposes, and generally to operate in the manner of a separate investment company as required by the 1940 Act. The Company does not issue share certificates.

If additional series were to be formed, the rights of existing series shareholders would not change, and the objective, policies and investments of each series would not necessarily be changed. A share of any series would continue to have a priority in the assets of that series in the event of a liquidation.

The shares of each series when issued will be fully paid and non-assessable, will have no preference over other shares of the same series as to conversion, dividends, or retirement, and will have no preemptive rights. The shares of any series will be redeemable from the assets of that series at any time at a shareholder's request at the current net asset value of that series determined in accordance with the provisions of the 1940 Act and the rules thereunder. The Company's general corporate expenses (including administrative expenses) will be allocated among the series in proportion to net assets or as determined in good faith by the Board.

As of March 9, 2005, the following persons were the beneficial owners (due to record ownership or power to vote or direct the investment) of five percent (5%) or more of the Class R shares:

Graham Y. Tanaka, 230 Park Avenue, Suite 960, New York, NY 10169, 6.42%; McFarland Dewey & Co., 420 Lexington Ave., Suite 2650, New York, NY 10170, 6.72%; Tanaka Capital Management, Inc., 230 Park Avenue, Suite 960, New York, NY 10169, 9.72%; David Saginaw, 15 Brentwood Dr., North Caldwell, NY 07006, 18.73% (the above percentages include some duplication of ownership).

As of March 9, 2005, the Directors and officers as a group owned beneficially (due to record ownership or power to vote or direct the investment) 20.02% of the Class R shares.

Each outstanding share of the Company is entitled to one vote for each full share of stock and a fractional vote for each fractional hare of stock. All shareholders vote on matters that concern the Company as a whole. Election of Directors or ratification of the independent accountants are examples of matters to be voted upon by all shareholders. The Company is not required to hold a meeting of shareholders each year. The Company intends to hold meetings of shareholders when it is required to do so by the General Corporation Law of Maryland or the 1940 Act. Each series will vote separately on matters (1) when required by the General Corporation Law of Maryland, (2) when required by the 1940 Act, and (3) when matters affect only the interest of the particular series. An example of a matter affecting only one series is a proposed change in an investment restriction of that series. The Fund shares will not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so.


                           ADDITIONAL TAX INFORMATION

The Fund has qualified, and intends to continue to qualify, as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of November 30, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,362,375; of which $1,091,220 expires in 2010, and $271,155 expires in 2011.


                            PERFORMANCE CALCULATIONS

Total return and current yield are the two primary methods of measuring investment performance. Occasionally, however, the Fund may include its distribution rate in sales literature. Yield, in its simplest form, is the ratio of income per share derived from the Fund's portfolio investments to the current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return, on the other hand, is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price.

Performance quotations by investment companies are subject to certain rules adopted by the Securities and Exchange Commission (the "Commission"). These rules require the use of standardized performance quotations, or alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission.

Total Return. The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption."Average annual total return," as defined by the Commission is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                P(1+T)n=ERV

Where:      P          =     a hypothetical $1,000
            T          =     average annual total return
            n          =     number of years
            ERV        =     ending redeemable value at the end of the
                             applicable period of the hypothetical
                             $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

"Average annual total return after taxes on distributions," as defined by the Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:   P    =    a hypothetical $1,000 initial investment
         T    =    average annual total return (after taxes on distributions)
         n    =    number of years
         ATVD =    ending value at the end of the applicable period of th
                   hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

"Average annual total return after taxes on distributions and redemption," as defined by the Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:    P      =    a hypothetical $1,000 initial investment
          T      =    average annual total return (after taxes on distributions
                      and redemption)
          n      =    number of years
          ATVDR  =    ending value at the end of the applicable period of the
                      hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

Sales literature pertaining to the Fund may quote a distribution rate in addition to the yield or total return. The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price. The distribution rate differs from the yield because it measures what the Fund paid to shareholders rather than what the Fund earned from investments. It also differs from the yield because it may include dividends paid from premium income from option writing, if applicable, and short-term capital gains in addition to dividends from investment income. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the distributions paid over the period such policies were in effect, rather than using the distributions paid during the past twelve months.

Occasionally, statistics may be used to specify the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's changes in net asset value, or its performance relative to a market index. One measure of volatility is beta. Beta is the volatility of the Fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a Beta of less than
1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified Period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the yield or return to shareholders only for the limited historical period used.

COMPARISON OF PORTFOLIO PERFORMANCE
-----------------------------------

Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Total Return Index ("S&P 500"), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index and the Russell 2000 Index.

From time to time, in advertising, marketing and other Fund literature, the performance of the Fund may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings or the appropriate volatility grouping, where volatility is a measure of a fund's risk. From time to time, the average price-earnings ratio and other attributes of the Fund's or the model portfolio's securities, may be compared to the average price-earnings ratio and other attributes of the securities that comprise the S&P 500.

Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Tanaka funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.


                              PROXY VOTING POLICIES


The Board of Directors of the Fund has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Advisor. The
Advisor will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Advisor or an affiliated person of the Advisor. In such a case, the Fund's policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Fund to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Directors without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Advisor's proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information.


                              FINANCIAL STATEMENTS

The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the period ended November 30, 2004. The Fund will provide the Annual Report without charge by calling the Fund at 1-877-4-TANAKA.

                                   APPENDIX A


                         TANAKA CAPITAL MANAGEMENT, INC.


                      PROXY VOTING POLICIES AND PROCEDURES

                             (ADOPTED JULY 25, 2003)

     Pursuant to the recent adoption by the Securities and Exchange Commission of Rule 206(4)-6 (17CFR 275.206(4)-6) and amendment to Rule 204-2 (17 CFR
275.204-2) under the Investment Adviser Act of 1940 (the "Act"), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

     In order to fulfill its responsibilities under the Act, Tanaka Capital Management, Inc. [hereinafter "we" or "our"] has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients. It should be noted, however, that due to differing circumstances among clients, some clients receive and vote their proxies themselves.

KEY OBJECTIVES
--------------

     The key objectives of these policies and procedures recognize that a company's management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company's board of directors. While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors, these objectives also recognize that the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.


DECISION METHODS
----------------

     We generally believe that the individual portfolio managers and analysts that invest in and track particular companies are the most knowledgeable and best suited to make decisions with regard to proxy votes. Therefore, we rely on those individuals to make the decisions on how to cast proxy votes. The operations staff will then physically vote the proxies in a timely manner, and keep the required records.

     In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other. In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

SUMMARY OF VOTING GUIDELINES FOR COMMON ISSUES
----------------------------------------------

In general, barring any unusual circumstances, we will tend to vote in the following manner.

ROUTINE ELECTION OF THE BOARD OF DIRECTORS                    FOR
APPROVAL OF INDEPENDENT AUDITORS                              FOR
ISSUANCE OF AUTHORIZED COMMON STOCK                           FOR
EQUITY-BASED COMPENSATION PLANS                               CASE BY CASE
STOCK REPURCHASE PLANS                                        FOR

STOCK SPLITS                                                  FOR
CLASSIFIED BOARDS                                             AGAINST
REQUIRE SHAREHOLDER APPROVAL OF GOLDEN PARACHUTES             FOR
REQUIRE SHAREHOLDER APPROVAL OF POISON PILL                   FOR
SHAREHOLDERS' RIGHT TO ACT BY WRITTEN CONSENT                 FOR
SHAREHOLDERS' RIGHT TO CALL SPECIAL MEETINGS                  FOR


CLIENT INFORMATION
------------------

     A copy of these Proxy Voting Policies and Procedures is available to our clients, free of charge, upon request, by calling (collect) 212-490-3380. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

     In addition, we will provide each client, without charges, upon request, information regarding the proxy votes cast by us with regard to the client's securities.